Private Placement (Details) - USD ($)		12 Months Ended
	Nov. 20, 2018	Dec. 31, 2018
Private Placement (Textual)
Number of shares issued in transaction		20,000,000
Private Placement [Member] | Sponsor [Member]
Private Placement (Textual)
Number of shares issued in transaction	250,000
Price per share (in dollars per share)	$ 10.00
Proceeds from private placement	$ 2,500,000
Exercise price of warrants (in dollars per share)	$ 11.50
Private Placement One [Member] | Sponsor [Member]
Private Placement (Textual)
Number of shares issued in transaction	3,500,000
Price per share (in dollars per share)	$ 1.00
Proceeds from private placement	$ 3,500,000